Revenue (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue not yet recognized	$ 496,199	$ 625,177	$ 16,545
Within 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue expected to be recognized	76.00%
2 to 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue expected to be recognized	25.00%
Customer One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	23.00%	41.00%	95.00%
Customer Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	18.00%